GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes Company's Goodwill Balance
The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2019	December 31, 2018
Beginning balance	$9,014	$9,539
Foreign currency adjustment	32	(525)

Balance at the end of the year	$9,046	$9,014

License Costs and Other Intangible Assets
The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2019			As of December 31, 2018
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$218,473	$(124,105)	$94,368	$187,415	$(109,402)	$78,013
Subscriber relationships	7 years	12,589	(11,165)	1,424	12,546	(9,670)	2,876
Other	6 - 14 years	3,542	(3,542)	—	3,537	(3,439)	98

Total		$234,604	$(138,812)	$95,792	$203,498	$(122,511)	$80,987

Estimated Future Amortization Expense	Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2019, is as follows:

Years E nding December 31,
2020	$12,053
2021	8,732
2022	7,596
2023	7,297
2024	7,297
Thereafter	52,817

Total	$95,792